SHARE OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
SHARE OPTIONS AND WARRANTS

14. SHARE OPTIONS AND WARRANTS

Options

The Company operates share-based payment arrangements to remunerate Directors and key employees in the form of a share option scheme. It also issues options in lieu of fees to key suppliers and collaborators. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant.

In May 2023, the company delisted from the Main Market of the London Stock Exchange and carried out a share consolidation of 65 to 1. The effect of the share consolidation has been reflected below for all periods in the calculation of the number of options issued and the weighted average exercise price.

	2024		2023
	Options	Weighted Average exercise price ($)	Options	Weighted Average exercise price ($)
Outstanding at April 1	1,696,451	3.85	1,113,841	4.86
Granted	727,500	1.53	612,610	1.04
Forfeited	(2,301)	2.13	(30,000)	-
Exercised	-	-	-	-
Outstanding at March 31	2,421,650	3.34	1,696,451	3.85
Exercisable at March 31	894,956	4.34	560,082	4.41

	2022
	Options	Weighted Average exercise price (cents)
Outstanding at April 1	934,615	4.48
Granted	433,072	5.46
Forfeited	(253,846)	3.84
Exercised	-	-
Outstanding at March 31	1,113,841	4.86
Exercisable at March 31	222,115	4.78

During the years ending March 31, 2024, March 31, 2023, and March 31, 2022 no options were exercised.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $1,146,835 (2023: $1,649,386). A share-based payment charge for the year of $1,119,854 (2023: $1,273,716) has been expensed in the statement of comprehensive income. The share based payment charge in the year to March 31, 2024 includes a forfeiture of $1,419 (2023: $12,412).

The weighted average contractual life of options outstanding at March 31, 2024 is 7.60 years. (2023: 5.73 years).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price $	Share Options as at March 31, 2024
July 6, 2018	July 6, 2025	3.69	30,769
August 20, 2020	August 19, 2028	12.72	11,538
January 6, 2021	January 5, 2031	4.10	615,384
January 21, 2021	January 11, 2031	6.48	23,076
April 15, 2021	April 15, 2031	6.47	76,923
August 31, 2021	August 31, 2031	4.02	221,538
January 31,2022	January 30, 2032	6.57	134,613
August 1, 2022	July 31,2027	4.10	10,000
September 20, 2022	September 19, 2027	4.10	28,000
November 22,2022	November 23,2022	5.13	76,923
March 14, 2023	March 13, 2027	1.85	465,386
July 26, 2023	July 26,2033	1.53	260,000
October 20, 2023	October 20, 2033	1.57	85,000
November 20, 2023	November 20, 2033	1.71	65,000
November 24, 2023	November 24,2033	1.65	40,000
March 1, 2024	March 1,2034	1,33	20,000
March 13, 2024	March 13, 2034	1.46	257,500
Total			2,421,650

Fair value of options granted

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options applying the assumptions below.

Historical volatility relies in part on the historical volatility of a group of peer companies that management believes is generally comparable to the Company and in part on the company’s own share price volatility. Where sufficient historical data is available, the Company uses its own share price to calculate volatility.

The Company has not paid any dividends on share capital since its inception and does not anticipate paying dividends on its share capital in the foreseeable future.

The Company has estimated a forfeiture rate of zero.

The model inputs for options granted during the year ended March 31, 2024 valued under the Black Scholes Valuation model are:

	Grant Date
	March 1, 2024	March 13, 2024

Grant date share price	$1.33	$1.46
Exercise share price	$1.33	$1.46
Vesting periods	50% over two years	33.3% over three years
Risk free rate	4.18%	4.19%
Expected volatility	91.0%	91.0%
Option life	4 years	4 years

	Grant Date
	July 26, 2023	October 20, 2023	November 20, 2023	November 24, 2023

Grant date share price	$1.53	$1.57	$1.71	$1.65
Exercise share price	$1.53	$1.57	$1.71	$1.65
Vesting periods	25% over four years	33.3% over three years	25% over four years	25% over four years
Risk free rate	3.91%	4.31%	3.70%	3.91%
Expected volatility	68.8%	72.0%	72.0%	72.0%
Option life	4 years	4 years	4 years	4 years

The model inputs for options granted during the year ended March 31, 2023 valued under the Black Scholes Valuation model are:

	Grant Date
	August 1, 2022		September 20, 2022		November 22, 2022		March 14, 2023

Grant date share price	5	p	5	p	6.3	p	2.5	p
Exercise share price	5	p	5	p	6.3	p	2.5	p
Vesting periods	25% each quarter		100% in one year		Fully vested		25% over four years
Risk free rate	1.47%		3.26%		3.16%		3.2%
Expected volatility	81.2%		81.8%		68.3%		125%
Option life	2 years		2 years		2 years		4 years

Warrants

On May 22, 2023, the Company delisted from the standard segment of the Main Market of the London Stock Exchange and had a sole listing on the NASDAQ capital market. In conjunction with the delisting, there was a share consolidation of 65 to 1. The effect of the share consolidation has been reflected below for all periods.

As part of the acquisition of the OK-101 project, the underlying scientific founders of the OK-101 Project (inukshuk Holdings), who will continue to be involved in the development of the Project, received 563,986 warrants as consideration. The warrants are exercisable at a price of 292.5 pence each and are split into four distinct tranches and each tranche becomes exercisable upon satisfaction of a specific developmental milestone. The warrants are currently exercisable until 12 July 2026.

In May 2020, warrants were granted over 13,986 shares at an exercise price of 178.75p per share in in lieu of professional fees. The warrants were exercisable until 21 May 2023 and have now lapsed.

No warrants were granted or exercised in the year to March 31, 2024 or March 2023.

	March 31, 2024		March 31, 2023
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at April 1	563,986	397	563,986	397
Granted	-	-	-	-
Exercised	-	-	-	-

Outstanding at March 31	563,986	397	563,986	397

Exercisable at March 31	307,692	221	13,986	221

The Directors have estimated the fair value of the warrants in services provided using the Black-Scholes valuation model based on the assumptions below.

The remaining fair value of the warrant instruments is nil (2023: $11,194). For the consideration warrants, the charge has been expensed over the vesting period. For all other warrants, the charge has been expensed over the service period. A share-based payment charge for the year of $28,963 (2023: $61,721) has been expensed in the statement of comprehensive income.